Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Goodwill and Other Intangible Assets

9.	Goodwill and Other Intangible Assets

Changes in goodwill and intangible asset balances for the years ended December 31, 2011 and 2010, consisted of the following (in thousands):

	Goodwill	Intangible assets
Balance as of December 31, 2009	$-	$-
Additions due to acquisitions	5,534	4,580
Amortization	-	(144)
Balance as of December 31, 2010	$5,534	$4,436
Additions due to acquisitions	1,400	1,476
Amortization		(252)
Foreign currency translation	(72)	(75)
Balance as of December 31, 2011	$6,862	$5,585

The components of intangible assets are summarized below (in thousands):

	Gross carrying amount	Accumulated amortization	Foreign currency translation	Net book value
Customer relationships	$2,962	$(356)	(47)	$2,559
Non-compete agreement	95	(40)	(1)	$54
Trademarks	2,049	-	(12)	2,037
Technology-related industry accreditations	950	-	(15)	935
Total intangible assets	$6,056	$(396)	$(75)	$5,585

Estimated amortization expense for each of the five years subsequent to 2011 are as follows (in thousands):

Years Ending December 31,	Total
2012	$288
2013	284
2014	265
2015	264
2016	262